Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.5%
	Communication Services - 1.9%
990,000	Activision Blizzard, Inc.	$48,252,600
32,625	Alphabet, Inc. - Class A (a)	39,743,775
32,625	Alphabet, Inc. - Class C (a)	39,694,185
30,000	Altice USA, Inc. - Class A (a)	774,300
300,000	Comcast Corp. - Class A	12,951,000
650,000	Entercom Communications Corp. - Class A	3,692,000
318,030	Tribune Media Co. - Class A	14,778,854
1,305,600	Tribune Publishing Co.	10,797,312
150,000	Walt Disney Co. (The)	21,451,500
		192,135,526

	Consumer Discretionary - 12.2%
1,600,000	Ascena Retail Group, Inc.	710,720
20,000	Capri Holdings Ltd. (a)	711,800
1,073,600	CarMax, Inc. (a)	94,219,136
2,971,650	Carnival Corp.	140,351,029
1,918,030	eBay, Inc.	79,003,656
40,714	Kontoor Brands, Inc.	1,194,142
1,224,100	L Brands, Inc.	31,765,395
8,295,200	Mattel, Inc. (a)	121,109,920
10,000	McDonald’s Corp.	2,107,200
1,191,800	MGM Resorts International	35,777,836
1,445,000	Newell Brands, Inc.	20,504,550
300,000	Restaurant Brands International, Inc.	22,110,000
1,245,000	Ross Stores, Inc.	132,007,350
353,100	Royal Caribbean Cruises Ltd.	41,079,654
3,792,700	Sony Corp. - ADR	215,652,922
381,000	Tempur Sealy International, Inc. (a)	30,563,820
24,000	Tiffany & Co.	2,254,080
300,000	TJX Cos., Inc. (The)	16,368,000
285,000	V.F. Corp.	24,906,150
1,543,539	Whirlpool Corp.	224,554,054
		1,236,951,414

	Consumer Staples - 0.5%
300,000	Altria Group, Inc.	14,121,000
150,000	Philip Morris International, Inc.	12,541,500
370,000	Tyson Foods, Inc. - Class A	29,415,000
		56,077,500

	Energy - 0.9%
20,000	EOG Resources, Inc.	1,717,000
401,500	Hess Corp.	26,033,260
333,000	Pioneer Natural Resources Co.	45,967,320
100,000	Schlumberger Ltd.	3,997,000
2,200,000	Southwestern Energy Co. (a)	4,840,000
1,315,100	Transocean Ltd. (a)	7,995,808
		90,550,388

	Financials - 15.3%
4,041,400	Bank of America Corp.	123,990,152
2,405,600	Charles Schwab Corp. (The)	103,970,032
1,950,000	Citigroup, Inc.	138,762,000
386,163	CME Group, Inc.	75,077,811
3,288,000	Discover Financial Services	295,065,120
3,406,400	JPMorgan Chase & Co.	395,142,400
380,950	Marsh & McLennan Cos., Inc.	37,637,860
276,200	Mercury General Corp.	15,663,302
942,200	Northern Trust Corp.	92,335,600
240,000	Progressive Corp. (The)	19,435,200
268,000	Raymond James Financial, Inc.	21,619,560
4,795,408	Wells Fargo & Co.	232,145,701
		1,550,844,738

	Health Care - 19.3%
951,100	Abbott Laboratories	82,840,810
1,345,500	Agilent Technologies, Inc.	93,391,155
282,870	Alcon, Inc. (a)	16,618,612
779,800	Amgen, Inc.	145,495,084
8,515,100	AstraZeneca PLC - ADR	369,640,491
323,900	Biogen, Inc. (a)	77,029,898
667,900	Boston Scientific Corp. (a)	28,359,034
2,619,370	Bristol-Myers Squibb Co.	116,326,222
822,600	CVS Health Corp.	45,958,662
1,799,696	Elanco Animal Health, Inc. (a)	59,317,980
2,717,141	Eli Lilly & Co.	296,032,512
277,900	Medtronic PLC	28,329,126
1,100,000	Merck & Co., Inc.	91,289,000
1,565,650	Novartis AG - ADR	143,382,227
807,900	PerkinElmer, Inc.	69,576,348
238,156	Roche Holding AG - CHF	63,746,074
342,000	Sanofi - ADR	14,261,400
1,557,489	Siemens Healthineers AG - EUR	64,662,442
415,000	Thermo Fisher Scientific, Inc.	115,237,200
251,900	Zimmer Biomet Holdings, Inc.	34,039,247
		1,955,533,524

	Industrials - 19.5%
3,759,000	AECOM (a)	135,136,050
1,513,000	Airbus Group SE - EUR	213,879,612
86,400	Alaska Air Group, Inc.	5,474,304
5,807,200	American Airlines Group, Inc.	177,177,672
45,000	Boeing Co. (The)	15,353,100
1,121,800	Caterpillar, Inc.	147,707,406
100,000	CSX Corp.	7,040,000
269,200	Curtiss-Wright Corp.	34,164,172
328,000	Deere & Co.	54,333,200
1,627,700	Delta Air Lines, Inc.	99,354,808
841,600	FedEx Corp.	143,518,048
56,300	General Dynamics Corp.	10,468,422
100,000	Honeywell International, Inc.	17,246,000
769,500	Jacobs Engineering Group, Inc.	63,491,445
180,000	Maxar Technologies, Inc.	1,324,800
225,000	Norfolk Southern Corp.	43,002,000
37,799	nVent Electric PLC	937,038
140,000	Pentair PLC	5,433,400
30,000	Rockwell Automation, Inc.	4,823,400
1,859,209	Siemens AG - EUR	202,344,441
4,774,900	Southwest Airlines Co.	246,050,597
3,082,100	United Airlines Holdings, Inc. (a)	283,275,811
355,400	United Parcel Service, Inc. - Class B	42,459,638
142,762	United Technologies Corp.	19,073,003
		1,973,068,367

	Information Technology - 23.6%
356,000	Adobe, Inc. (a)	106,394,160
383,000	Analog Devices, Inc.	44,987,180
1,668,250	Applied Materials, Inc.	82,361,502
2,128,500	Cisco Systems, Inc.	117,918,900
635,898	Corning, Inc.	19,553,863
70,000	Dell Technologies, Inc. - Class C (a)	4,041,800
295,000	Diebold Nixdorf, Inc. (a)	4,103,450
245,398	DXC Technology Co.	13,685,846
11,373,299	Flex Ltd. (a)	126,812,284
14,489,450	Hewlett Packard Enterprise Co.	208,213,396
7,787,850	HP, Inc.	163,856,364
2,302,550	Intel Corp.	116,393,903
1,008,950	Keysight Technologies, Inc. (a)	90,321,204
783,600	KLA-Tencor Corp.	106,820,352
18,457,780	L.M. Ericsson Telephone Co. - ADR	160,767,264
2,231,419	Micro Focus International PLC - ADR	46,547,400
1,668,650	Microsoft Corp.	227,386,936
3,114,200	NetApp, Inc.	182,149,558
2,041,500	Nokia Corp. - ADR	11,044,515
147,800	NVIDIA Corp.	24,936,816
675,000	Oracle Corp.	38,002,500
945,950	PayPal Holdings, Inc. (a)	104,432,880
125,199	Perspecta, Inc.	2,920,893
1,985,355	QUALCOMM, Inc.	145,248,572
685,000	Teradyne, Inc.	38,175,050
1,469,100	Texas Instruments, Inc.	183,652,191
131,200	Visa, Inc. - Class A	23,353,600
		2,394,082,379

	Materials - 1.1%
748,500	Albemarle Corp.	54,610,560
375,333	Corteva, Inc.	11,072,323
365,333	Dow, Inc.	17,696,731
374,667	DuPont de Nemours, Inc.	27,035,971
		110,415,585

	Utilities - 0.2%
365,279	Public Service Enterprise Group, Inc.	20,875,695

	TOTAL COMMON STOCKS
	(Cost $6,499,266,621)	$9,580,535,116

	CLOSED-END FUNDS - 1.3%
	Information Technology - 1.3%
1,914,000	Altaba, Inc. (a)	$134,841,300

	TOTAL CLOSED-END FUNDS
	(Cost $72,222,754)	$134,841,300

Shares		Value
	SHORT-TERM INVESTMENTS - 4.2%
427,622,584	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 2.04% (b)	$427,622,584
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $427,622,584)	427,622,584
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $6,999,111,959) - 100.0%	10,142,999,000
	Liabilities in Excess of Other Assets - (0.0)%	(401,879)
	TOTAL NET ASSETS - 100.0%	$10,142,597,121

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2019. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Stock Fund	Common Stock(1)	$9,035,902,547	$544,632,569	$-	$9,580,535,116
	Closed-End Funds(2)	134,841,300	-	-	134,841,300
	Short-Term Investments	427,622,584	-	-	427,622,584
	Total Investments in Securities	$9,598,366,431	$544,632,569	$-	$10,142,999,000

(1) Refer to the Fund’s Schedule of Investments for the breakdown of major categories.
(2) Information Technology

Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.6%
	Communication Services - 3.0%
155,000	Activision Blizzard, Inc.	7,554,700
140,767	Alphabet, Inc. - Class A (a)	171,482,360
104,815	Alphabet, Inc. - Class C (a)	127,526,314
200,000	CBS Corp. - Class B	10,302,000
1,940,000	comScore, Inc. (a)	6,402,000
220,000	Electronic Arts, Inc. (a)	20,350,000
500,000	Entercom Communications Corp. - Class A	2,840,000
2,164,800	IMAX Corp. (a)	47,517,360
		$393,974,734

	Consumer Discretionary - 12.7%
1,597,200	Alibaba Group Holding Ltd. - ADR (a)	276,491,292
2,145,000	Ascena Retail Group, Inc. (a)	952,809
845,000	Capri Holdings Ltd. (a)	30,073,550
1,908,600	CarMax, Inc. (a)	167,498,736
2,689,746	Carnival Corp.	127,036,704
262,360	eBay, Inc.	10,806,608
331,500	Gildan Activewear, Inc.	13,051,155
125,000	Hilton Worldwide Holdings, Inc.	12,068,750
2,599,800	iRobot Corp. (a) (b)	190,045,380
2,038,498	L Brands, Inc.	52,899,023
100,000	Las Vegas Sands Corp.	6,044,000
106,000	Marriott International Inc. - Class A	14,740,360
5,658,100	Mattel, Inc. (a)	82,608,260
1,758,000	MGM Resorts International	52,775,160
1,744,700	Norwegian Cruise Line Holdings Ltd. (a)	86,257,968
85,000	Ross Stores, Inc.	9,012,550
1,680,471	Royal Caribbean Cruises Ltd.	195,505,996
1,510,227	Shutterfly, Inc. (a)	76,553,407
3,559,100	Sony Corp. - ADR	202,370,426
110,900	Tesla, Inc. (a)	26,794,549
29,000	Tiffany & Co.	2,723,680
252,000	TJX Cos., Inc. (The)	13,749,120
43,000	Ulta Beauty, Inc. (a)	15,017,750
		1,665,077,233

	Consumer Staples - 0.1%
200,000	Altria Group, Inc.	9,414,000
20,000	BJ's Wholesale Club Holdings, Inc. (a)	471,200
		9,885,200

	Energy - 1.9%
715,000	Cabot Oil & Gas Corp.	13,699,400
15,000	EOG Resources, Inc.	1,287,750
905,521	Hess Corp.	58,713,982
793,900	Pioneer Natural Resources Co.	109,589,956
3,000,000	Southwestern Energy Co. (a)	6,600,000
9,465,404	Transocean Ltd. (a)	57,549,656
		247,440,744

	Financials - 8.6%
500,000	Bank of America Corp.	15,340,000
380,000	Cboe Global Markets, Inc.	41,537,800
1,976,423	Charles Schwab Corp. (The)	85,421,002
600,000	Citigroup, Inc.	42,696,000
120,000	CME Group, Inc.	23,330,400
1,364,100	Discover Financial Services	122,414,334
5,152,100	E*TRADE Financial Corp.	251,370,959
1,540,000	JPMorgan Chase & Co.	178,640,000
381,850	Marsh & McLennan Cos., Inc.	37,726,780
681,800	Northern Trust Corp.	66,816,400
162,000	Progressive Corp. (The)	13,118,760
566,000	Raymond James Financial, Inc.	45,659,220
4,114,600	Wells Fargo & Co.	199,187,786
		1,123,259,441

	Health Care - 29.2%
760,718	Abbott Laboratories	66,258,538
1,596,200	ABIOMED, Inc. (a)	444,637,472
2,285,000	Accuray, Inc. (a)	9,459,900
411,300	Agilent Technologies, Inc.	28,548,333
235,787	Alcon, Inc. (a)	13,852,486
7,524,647	Alkermes PLC (a)	174,270,824
1,100,300	Amgen, Inc.	205,293,974
617,800	Arena Pharmaceuticals, Inc. (a)	38,723,704
4,178,700	AstraZeneca PLC - ADR	181,397,367
429,000	BeiGene Ltd. - ADR (a)	58,918,860
2,409,800	BeiGene Ltd. - HKD (a)	24,742,214
470,700	Biogen, Inc. (a)	111,941,874
1,719,896	BioMarin Pharmaceutical, Inc. (a)	136,422,151
1,479,600	Boston Scientific Corp. (a)	62,823,816
2,801,170	Bristol-Myers Squibb Co.	124,399,960
373,000	CVS Health Corp.	20,839,510
2,890,044	Elanco Animal Health, Inc. (a)	95,255,850
2,935,626	Eli Lilly & Co.	319,836,453
3,582,443	Epizyme, Inc. (a)	47,503,194
288,300	Illumina, Inc. (a)	86,311,254
2,400,000	ImmunoGen, Inc. (a)	5,400,000
2,467,151	Insulet Corp. (a)	303,311,544
120,740	LivaNova PLC (a)	9,303,017
200,000	Medtronic PLC	20,388,000
400,000	Merck & Co., Inc.	33,196,000
902,500	Momenta Pharmaceuticals, Inc. (a)	10,198,250
6,678,758	Nektar Therapeutics (a)	190,077,453
1,784,736	Novartis AG - ADR	163,446,123
200,000	NuVasive, Inc. (a)	13,320,000
600,000	OraSure Technologies, Inc. (a)	5,010,000
409,000	PerkinElmer, Inc.	35,223,080
2,702,143	QIAGEN N.V. (a)	101,924,834
175,923	Roche Holding AG - CHF	47,088,465
5,949,700	Seattle Genetics, Inc. (a)	450,451,787
202,200	Siemens Healthineers AG - EUR	8,394,760
298,400	Thermo Fisher Scientific, Inc.	82,859,712
47,500	Waters Corp. (a)	10,001,600
1,139,400	Xencor, Inc. (a)	50,156,388
268,900	Zimmer Biomet Holdings, Inc.	36,336,457
		3,827,525,204

	Industrials - 15.1%
5,286,422	AECOM (a)	190,046,871
721,600	Airbus Group SE - EUR	102,006,298
7,326,801	American Airlines Group, Inc.	223,540,699
460,000	Caterpillar, Inc.	60,568,200
140,000	CIRCOR International, Inc. (a)	5,320,000
160,200	Colfax Corp. (a)	4,434,336
335,100	Curtiss-Wright Corp.	42,527,541
2,023,700	Delta Air Lines, Inc.	123,526,648
191,400	FedEx Corp.	32,639,442
249,900	General Dynamics Corp.	46,466,406
122,500	IDEX Corp.	20,606,950
1,433,194	Jacobs Engineering Group, Inc.	118,252,837
3,866,550	JetBlue Airways Corp. (a)	74,353,756
155,100	Lyft, Inc. - Class A (a)	9,440,937
1,905,199	Siemens AG - EUR	207,349,699
4,758,700	Southwest Airlines Co.	245,215,811
722,400	Textron, Inc.	35,614,320
4,865,000	United Airlines Holdings, Inc. (a)	447,142,150
		1,989,052,901

	Information Technology - 26.7%
778,700	Adobe, Inc. (a)	232,722,282
804,800	Altair Engineering, Inc. - Class A (a)	33,487,728
439,800	Analog Devices, Inc.	51,658,908
546,700	Applied Materials, Inc.	26,990,579
201,807	ASML Holding N.V. - ADR	44,964,618
16,862,981	BlackBerry Ltd. (a)	123,099,761
1,474,800	Cisco Systems, Inc.	81,703,920
1,816,400	Cree, Inc. (a)	112,943,752
90,000	Dell Technologies, Inc. - Class C (a)	5,196,600
1,382,500	Descartes Systems Group, Inc. (The) (a)	50,184,750
201,508	DXC Technology Co.	11,238,101
13,481,129	Flex Ltd. (a)	150,314,588
524,718	FormFactor, Inc. (a)	8,804,768
7,654,500	Hewlett Packard Enterprise Co.	109,995,165
2,009,736	HP, Inc.	42,284,846
1,624,000	Intel Corp.	82,093,200
925,000	Jabil Circuit, Inc.	28,564,000
412,950	Keysight Technologies, Inc. (a)	36,967,284
682,424	KLA-Tencor Corp.	93,028,040
8,044,200	L.M. Ericsson Telephone Co. - ADR	70,064,982
669,700	MaxLinear, Inc. (a)	14,720,006
1,274,137	Micro Focus International PLC - ADR	26,578,498
6,266,097	Micron Technology, Inc. (a)	281,285,094
1,659,200	Microsoft Corp.	226,099,184
3,253,111	NetApp, Inc.	190,274,462
146,500	Nokia Corp. - ADR	792,565
1,319,000	Nuance Communications, Inc. (a)	21,948,160
379,000	NVIDIA Corp.	63,944,880
335,000	Oracle Corp.	18,860,500
38,000	Palo Alto Networks, Inc. (a)	8,608,520
30,500	Perspecta, Inc.	711,565
2,383,130	QUALCOMM, Inc.	174,349,791
2,167,000	Splunk, Inc. (a)	293,216,770
4,789,300	Stratasys Ltd. (a) (b)	133,573,577
80,000	Teradyne, Inc.	4,458,400

1,605,095	Texas Instruments, Inc.	200,652,926
1,090,000	Trimble, Inc. (a)	46,063,400
1,285,392	Universal Display Corp.	271,320,543
405,000	Visa, Inc. - Class A	72,090,000
255,000	VMware, Inc. - Class A	44,494,950
274,900	Western Digital Corp.	14,814,361
		3,505,166,024

	Materials - 0.3%
591,600	Albemarle Corp.	43,163,136

	TOTAL COMMON STOCKS
	(Cost $8,090,344,963)	$12,804,544,617

	CLOSED-END FUNDS - 0.3%
	Information Technology - 0.3%
560,800	Altaba, Inc. (a)	$39,508,360

	TOTAL CLOSED-END FUNDS
	(Cost $20,577,023)	39,508,360

Shares		Value
	SHORT-TERM INVESTMENTS - 2.1%
281,975,068	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 2.04% (c)	$281,975,068
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $281,975,068)	281,975,068
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $8,392,897,054) - 100.0%	13,126,028,045
	Liabilities in Excess of Other Assets - (0.0)%	(4,256,346)
	TOTAL NET ASSETS - 100.0%	$13,121,771,699

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
HKD	Hong Kong Dollars
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company
(c)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2019. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Growth Fund	Common Stock(1)	$12,414,963,181	$389,581,436	$-	$12,804,544,617
	Closed-End Funds(2)	39,508,360	-	-	39,508,360
	Short-Term Investments	281,975,068	-	-	281,975,068
	Total Investments in Securities	$12,736,446,609	$389,581,436	$-	$13,126,028,045

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.
(2) Information Technology

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector, the number of shares held, and the percentages of net assets held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2018	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at July 31, 2019
iRobot Corp.	$244,707,018	$3,326,002	$18,922,815	$-	$1,329,323	$(40,394,148)	$190,045,380
Stratasys Ltd.	93,666,558	-	2,949,497	-	(6,176,753)	49,033,269	133,573,577
Total	$338,373,576	$3,326,002	$21,872,312	$-	$(4,847,430)	$8,639,121	$323,618,957

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.8%
	Communication Services - 5.4%
86,120	Alphabet, Inc. - Class A (a)	$104,911,384
86,469	Alphabet, Inc. - Class C (a)	105,205,103
605,962	ANGI Homeservices, Inc. - Class A (a)	8,392,574
5,607,060	comScore, Inc. (a) (b)	18,503,298
6,675,000	DHX Media Ltd. - CAD	9,508,259
125,000	Electronic Arts, Inc. (a)	11,562,500
3,180,700	IMAX Corp. (a) (b)	69,816,365
1,792,886	Lions Gate Entertainment Corp. - Class A	23,146,158
2,746,300	Lions Gate Entertainment Corp. - Class B	33,477,397
5,500	Netflix, Inc. (a)	1,776,445
171,100	Pinterest, Inc. - Class A (a)	4,960,189
22,405,800	Sprint Corp. (a)	164,234,514
17,200	T-Mobile US, Inc. (a)	1,371,356
341,480	Tribune Media Co. - Class A	15,868,576
871,501	Tribune Publishing Co.	7,207,313
		579,941,431

	Consumer Discretionary - 15.1%
1,003,700	Alibaba Group Holding Ltd. - ADR (a)	173,750,507
5,300	Amazon.com, Inc. (a)	9,893,934
2,248,000	Ascena Retail Group, Inc. (a)	998,561
31,000	At Home Group, Inc. (a)	185,690
675,000	Boot Barn Holdings, Inc. (a)	21,120,750
12,600	Burlington Stores, Inc. (a)	2,277,450
85,800	Camping World Holdings, Inc. - Class A	1,006,434
1,341,100	CarMax, Inc. (a)	117,694,936
5,862,300	Chegg, Inc. (a)	263,334,516
542,810	eBay, Inc.	22,358,344
6,300	Five Below, Inc. (a)	739,998
265,000	Gildan Activewear, Inc.	10,433,050
96,000	Habit Restaurants, Inc. (The) - Class A (a)	960,000
1,342,700	iRobot Corp. (a)	98,151,370
1,387,200	Norwegian Cruise Line Holdings Ltd. (a)	68,583,168
1,045,000	OneSpaWorld Holdings Ltd. (a)	16,364,700
23,200	Restaurant Brands International, Inc.	1,709,840
1,641,000	Royal Caribbean Cruises Ltd.	190,913,940
1,133,600	Rubicon Project, Inc. (The) (a)	8,626,696
2,786,400	Shutterfly, Inc. (a) (b)	141,242,616
6,887,600	Sony Corp. - ADR	391,628,936
254,190	Tesla, Inc. (a)	61,414,846
1,509,000	Tuesday Morning Corp. (a)	2,474,760
59,700	Ulta Beauty, Inc. (a)	20,850,225
		1,626,715,267

	Consumer Staples - 0.1%
117,300	Calavo Growers, Inc.	10,374,012

	Energy - 0.6%
584,750	Cabot Oil & Gas Corp.	11,203,810
40,000	EOG Resources, Inc.	3,434,000
8,643,882	Transocean Ltd. (a)	52,554,803
		67,192,613

	Financials - 5.1%
148,500	Cboe Global Markets, Inc.	16,232,535
256,071	CME Group, Inc.	49,785,324
714,303	Discover Financial Services	64,101,551
2,509,866	E*TRADE Financial Corp.	122,456,362
654,520	MarketAxess Holdings, Inc.	220,599,421
2,268,449	NMI Holdings, Inc. - Class A (a)	56,439,011
151,000	Progressive Corp. (The)	12,227,980
86,400	Tradeweb Markets, Inc. - Class A	4,091,904
		545,934,088

	Health Care - 27.1%
898,700	Abbott Laboratories	78,276,770
1,208,873	ABIOMED, Inc. (a)	336,743,663
1,653,000	Accuray, Inc. (a)	6,843,420
882,000	Adverum Biotechnologies, Inc. (a)	11,827,620
6,131,722	Alkermes PLC (a)	142,010,681
600,000	Amicus Therapeutics, Inc. (a)	7,440,000
4,040,900	Arbutus Biopharma Corp. (a) (b)	7,192,802
621,000	Arena Pharmaceuticals, Inc. (a)	38,924,280
103,000	Axovant Gene Therapies Ltd. (a)	714,820
332,747	BeiGene Ltd. - ADR (a)	45,699,473
1,476,800	BeiGene Ltd. - HKD (a)	15,162,795
275,550	Biogen, Inc. (a)	65,531,301
1,482,165	BioMarin Pharmaceutical, Inc. (a)	117,565,328
346,500	Boston Scientific Corp. (a)	14,712,390
11,300,000	Cerus Corp. (a) (b)	66,105,000
17,000	Charles River Laboratories International, Inc. (a)	2,287,180
507,040	Dextera Surgical, Inc. (a) (c) (d)	0
761,692	Elanco Animal Health, Inc. (a)	25,105,368
1,383,089	Eli Lilly & Co.	150,687,546
6,127,484	Epizyme, Inc. (a) (b)	81,250,438
1,481,500	Exact Sciences Corp. (a)	170,535,465
4,666,832	Fluidigm Corp. (a) (b)	54,835,276
201,700	Glaukos Corp. (a)	16,474,856
13,000	Illumina, Inc. (a)	3,891,940
325,000	ImmunoGen, Inc. (a)	731,250
1,734,056	Insulet Corp. (a)	213,184,845
294,934	LivaNova PLC (a)	22,724,665
483,487	Mereo Biopharma Group PLC - ADR (a)	1,257,066
1,804,583	Momenta Pharmaceuticals, Inc. (a)	20,391,788
259,500	MyoKardia, Inc. (a)	14,124,585
10,896,376	Nektar Therapeutics (a) (b)	310,110,861
490,000	NuVasive, Inc. (a)	32,634,000
990,000	OraSure Technologies, Inc. (a)	8,266,500
19,500	Penumbra, Inc. (a)	3,268,200
3,090,800	Pfenex, Inc. (a) (b)	18,173,904
3,503,221	QIAGEN N.V. (a)	132,141,496
242,600	Roche Holding AG - CHF	64,935,578
4,226,500	Seattle Genetics, Inc. (a)	319,988,315
10,404,200	Spectrum Pharmaceuticals, Inc. (a) (b)	78,863,836
4,944,182	Xencor, Inc. (a) (b)	217,642,892
		2,918,258,193

	Industrials - 13.4%
1,978,500	AECOM (a)	71,127,075
774,000	Alaska Air Group, Inc.	49,040,640
9,100	Allegiant Travel Co.	1,363,635
8,237,400	American Airlines Group, Inc.	251,323,074
405,000	Axon Enterprise, Inc. (a)	28,439,100
190,000	CIRCOR International, Inc. (a)	7,220,000
41,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	401,390
340,000	Cornerstone Building Brands, Inc. (a)	1,978,800
224,200	Curtiss-Wright Corp.	28,453,222
4,081,700	Delta Air Lines, Inc.	249,146,968
9,900	Fedex Corp.	1,688,247
206,300	Gibraltar Industries, Inc. (a)	8,549,072
781,200	Hawaiian Holdings, Inc.	20,303,388
1,153,600	Jacobs Engineering Group, Inc.	95,183,536
8,184,225	JetBlue Airways Corp. (a)	157,382,647
36,400	Lyft, Inc. - Class A (a)	2,215,668
4,170,000	NN, Inc. (b)	34,235,700
25,000	Old Dominion Freight Line, Inc.	4,174,500
15,800	Ryanair Holdings PLC - ADR (a)	981,654
1,466,900	Southwest Airlines Co.	75,589,357
441,400	Spirit Airlines, Inc. (a)	18,728,602
8,500	TransDigm Group, Inc. (a)	4,126,240
3,626,450	United Airlines Holdings, Inc. (a)	333,307,019
189,600	WillScot Corp. (a)	3,018,432
		1,447,977,966

	Information Technology - 26.9%
1,222,700	2U, Inc. (a)	15,650,560
624,400	Adobe, Inc. (a)	186,608,184
1,500	Arista Networks, Inc. (a)	410,175
2,231,600	Arlo Technologies, Inc. (a)	9,595,880
95,300	ASML Holding N.V. - ADR	21,233,793
2,511,500	Axcelis Technologies, Inc. (a) (b)	40,309,575
23,474,218	BlackBerry Ltd. (a)	171,361,792
145,000	Corning, Inc.	4,458,750
287,900	Cray, Inc. (a)	9,972,856
1,780,100	Cree, Inc. (a)	110,686,618
9,500	CrowdStrike Holdings, Inc. - Class A (a)	846,165
100,000	Dell Technologies, Inc. - Class C (a)	5,774,000
1,400,000	Descartes Systems Group Inc. (The) (a)	50,820,000
360,000	Digimarc Corp. (a)	16,264,800
43,000	DXC Technology Co.	2,398,110
973,834	FARO Technologies, Inc. (a) (b)	51,992,997
10,571,200	Flex Ltd. (a)	117,868,880
540,000	ForeScout Technologies, Inc. (a)	20,174,400
1,109,300	FormFactor, Inc. (a)	18,614,054
1,290,000	Hewlett Packard Enterprise Co.	18,537,300
540,000	HP, Inc.	11,361,600
441,750	HubSpot, Inc. (a)	78,949,560
150,000	Intuit, Inc.	41,596,500
750,000	Jabil Circuit, Inc.	23,160,000
186,000	Keysight Technologies, Inc. (a)	16,650,720
764,400	KLA-Tencor Corp.	104,203,008
131,000	MACOM Technology Solutions Holdings, Inc. (a)	2,570,220
668,500	Materialise NV - ADR (a)	12,962,215

2,651,000	MaxLinear, Inc. (a)	58,268,980
270,364	Micro Focus International PLC - ADR	5,639,793
6,740,200	Micron Technology, Inc. (a)	302,567,578
2,132,467	NetApp, Inc.	124,727,995
113,800	nLIGHT, Inc. (a)	1,870,872
2,029,000	Nuance Communications, Inc. (a)	33,762,560
125,150	Nutanix, Inc. - Class A (a)	2,840,905
259,500	NVIDIA Corp.	43,782,840
210,000	OSI Systems, Inc. (a)	23,637,600
50,800	Palo Alto Networks, Inc. (a)	11,508,232
20,616	Perspecta, Inc.	480,971
497,600	Pivotal Software, Inc. - Class A (a)	4,717,248
110,000	Pluralsight, Inc. - Class A (a)	3,375,900
3,099,600	PROS Holdings, Inc. (a) (b)	224,287,056
1,548,340	QUALCOMM, Inc.	113,276,555
8,932,000	ServiceSource International, Inc. (a) (b)	8,039,693
2,222,000	Splunk, Inc. (a)	300,658,820
2,398,800	Stratasys Ltd. (a)	66,902,532
835,000	Trimble, Inc. (a)	35,287,100
1,493,490	Universal Display Corp.	315,245,869
260,000	VMware, Inc. - Class A	45,367,400
16,500	Western Digital Corp.	889,185
1,400	Zoom Video Communications, Inc. - Class A (a)	133,714
		2,892,302,110

	Materials - 0.1%
114,300	Albemarle Corp.	8,339,328
5,900	Ingevity Corp. (a)	581,386
2,173,800	Marrone Bio Innovations, Inc. (a)	2,891,154
		11,811,868

	TOTAL COMMON STOCKS
	(Cost $5,876,924,774)	$10,100,507,548

	PREFERRED STOCKS - 0.8%
	Financials - 0.8%
3,264,376	Fannie Mae Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series S, Perpetual Maturity 7.750% (a)	37,736,187
4,029,450	Freddie Mac Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series Z, Perpetual Maturity 7.875% (a)	47,023,681
		84,759,868

	TOTAL PREFERRED STOCKS
	(Cost $41,805,291)	84,759,868

	CLOSED-END FUNDS - 0.1%
	Information Technology - 0.1%
149,160	Altaba, Inc. (a)	$10,508,322

	TOTAL CLOSED-END FUNDS
	(Cost $5,618,276)	10,508,322

	RIGHTS - 0.0%
	Health Care - 0.0%
3,786,300	Mereo BioPharma Group PLC - CVR (Issue Date 4/5/19) (a) (c) (d)	0
3,786,300	Mereo BioPharma Group PLC - CVR (Issue Date 4/23/19) (a) (c) (d)	0
		0

	TOTAL RIGHTS
	(Cost $0)	0

Shares		Value
	SHORT-TERM INVESTMENTS - 5.3%
568,038,430	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 2.04% (e)	$568,038,430
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $568,038,430)	568,038,430
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $6,492,386,771) - 100.0%	10,763,814,168
	Liabilities in Excess of Other Assets - (0.0)%	(1,298,699)
	TOTAL NET ASSETS - 100.0%	$10,762,515,469

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
CVR	Contingent Value Rights
HKD	Hong Kong Dollars
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Fair-valued security
(d)	Illiquid security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2019. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Aggressive	Common Stock(1)	$10,020,409,175	$80,098,373	$0	$10,100,507,548
Growth Fund	Preferred Stock(2)	84,759,868	-	-	84,759,868
	Closed-End Funds(3)	10,508,322	-	-	10,508,322
	Rights(4)	-	-	0	0
	Short-Term Investments	568,038,430	-	-	568,038,430
	Total Investments in Securities	$10,683,715,795	$80,098,373	$0	$10,763,814,168

(1) Refer to the Fund’s Schedule of Investments for the breakdown of major categories.
(2) Financials
(3) Information Technology
(4) Health Care

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Dextera Surgical, Inc.
				Aggressive
				Growth Fund
Balance at October 31, 2018				$14,832
Purchase (Received)				-
Sales (Proceeds)				(637)
Realized Gain (Loss)				(1,202,835)
Change in unrealized appreciation				1,188,640
Balance at July 31, 2019				$-

During the period ended July 31, 2019, the Fund determined the fair value of Dextera Surgical Inc. (“Dextera”) considering available information including the delisting of Dextera from NASDAQ and halting of trading on the pink sheets; the value of the stock prior to the halting of trading on the pink sheets; and Dextera’s bankruptcy proceedings.

Mereo BioPharma Group PLC - CVR (Issue Date 4/5/2019)
				Aggressive
				Growth Fund
Balance at October 31, 2018				$-
Purchase (Received)				-
Sales (Proceeds)				-
Realized Gain (Loss)				-
Change in unrealized appreciation				-
Balance at July 31, 2019				$-

Mereo BioPharma Group PLC - CVR (Issue Date 4/23/2019)
				Aggressive
				Growth Fund
Balance at October 31, 2018				$-
Purchase (Received)				-
Sales (Proceeds)				-
Realized Gain (Loss)				-
Change in unrealized appreciation				-
Balance at July 31, 2019				$-

During the period ended July 31, 2019, the Fund determined the fair value of each of the two Mereo BioPharma PLC (“Mereo”) CVR held considering available information including the value of OncoMed stock prior to the issuance of each CVR, the likelihood of receiving payments pursuant to an agreement to develop and market drugs owned by OncoMed Pharmaceuticals prior to its acquisition by Mereo, and the results of clinical trials of the drugs.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector, the number of shares held, and the percentages of net assets held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions

Common Stock	Market Value at October 31, 2018	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at July 31, 2019
Arbutus Biopharma Corp.	$17,258,496	$-	$126,172	$-	$(410,049)	$(9,529,473)	$7,192,802
Axcelis Technologies, Inc.	43,581,500	74,981	326,238	-	(4,650)	(3,016,018)	40,309,575
Cerus Corp	69,010,000	5,200,037	-	-	-	(8,105,037)	66,105,000
Chegg, Inc.(1)	212,778,544	-	67,657,165	-	51,717,485	66,495,652	N/A
comScore, Inc.	91,858,602	188,101	2,302,951	-	(3,214,475)	(68,025,979)	18,503,298
Ellie Mae, Inc.(1)(2)	136,052,956	-	200,086,075	-	148,031,677	(83,998,558)	N/A
Epizyme, Inc.	46,443,541	5,503,785	758,823	-	(3,187,002)	33,248,937	81,250,438
FARO Technologies, Inc.	71,460,224	-	23,290,657	-	6,831,883	(3,008,453)	51,992,997
Fluidigm Corp.	28,072,310	5,183,325	-	-	-	21,579,641	54,835,276
IMAX Corp.	64,540,432	-	2,902,178	-	(2,047,681)	10,225,792	69,816,365
Nektar Therapeutics	444,498,028	-	21,584,332	-	13,448,365	(126,251,200)	310,110,861
NN, Inc.	46,980,000	1,070,992	-	872,200	-	(13,815,292)	34,235,700
OncoMed Pharmaceuticals, Inc. (1)(3)	6,303,668	-	3,252,594	-	(24,274,350)	21,223,276	N/A
Pfenex, Inc.	12,471,358	-	182,061	-	(602,239)	6,486,846	18,173,904
PROS Holdings, Inc.	90,727,520	19,115,340	6,164,649	-	(199,214)	120,808,059	224,287,056
ServiceSource International, Inc.	12,045,810	-	114,956	-	(983,125)	(2,908,036)	8,039,693
Shutterfly, Inc.	136,985,000	5,381,444	2,936,669	-	(571,550)	2,384,391	141,242,616
Spectrum Pharmaceuticals, Inc.	126,021,000	1,106,418	3,343,621	-	(3,747,736)	(41,172,225)	78,863,836
Xencor, Inc.	166,727,443	-	5,581,208	-	781,793	55,714,864	217,642,892
Total	$1,823,816,432	$42,824,423	$340,610,349	$872,200	$181,569,132	$(21,662,813)	$1,422,602,309

(1) No longer an affiliate as of July 31, 2019.
(2) Included in “Proceeds from Securities Sold” are proceeds received when Ellie Mae, Inc. was acquired.
(3) Included in “Proceeds from Securities Sold” are proceeds received when OncoMed Pharmaceuticals, Inc. was acquired.